Deferred Revenues (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Revenue [Abstract]
Deferred Revenue, Beginning Balance	₩ 9,201,538	₩ 8,606,563
Increase during the current year / period	1,310,128	1,199,783
Recognized as revenue during the current year / period	(643,477)	(604,808)
Deferred Revenue, Ending Balance	₩ 9,868,189	₩ 9,201,538